Subsequent events (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 11, 2026 $ / shares	Feb. 26, 2026 USD ($) award shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Share-based compensation expense			$ 5.7	$ 5.5	$ 4.4
Dividend Plan
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable (in dollars per share) | $ / shares	1.71
Percentage of dividends payable	0.40
Announcement of new equity awards
Disclosure of non-adjusting events after reporting period [line items]
Number of share-based compensation awards approved | award		5
Number of shares authorized for grant (in shares) | shares		57,916
Fair value of non-vested stock awards		$ 8.5
Share-based compensation expense		$ 3.4
Announcement of new equity awards | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Share-based arrangement, vesting period		3 years
Announcement of new equity awards | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Share-based arrangement, vesting period		5 years